Label	Element	Value
AllianzGI Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Global Natural Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 98 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2016 was 177% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	177.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are associated with natural resources, including those companies that are principally or substantially engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Agriculture, Energy, Materials or Commodity-Related Industrials sectors. The Fund considers (i) the Agriculture sector to include products such as grain, vegetable oils, livestock and agricultural-type products such as coffee; (ii) the Energy sector to include products such as coal, natural gas, oil, alternative energy and electricity and energy storage; (iii) the Materials sector to include products such as chemicals & fertilizers, constructions materials, industrial metal, precious metal, steel, minerals and paper products; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation. Under normal conditions, the portfolio managers seek to allocate investments across a range of investment opportunities and businesses in the Agriculture, Energy, Materials and Commodity-Related Industrials sectors. The relative weightings of these sectors in the Fund’s portfolio may vary from time to time. The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will allocate its investments among securities of issuers located in at least eight different countries (which may include the United States). The Fund may also invest in securities issued in initial public offerings (IPOs) and up to 10% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”).

The Fund’s portfolio managers evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals, pricing outlook and impact on U.S. and non-U.S. macroeconomic indicators like inflation. In addition, the portfolio managers may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that they believe are likely to offer the best investment opportunities. The portfolio managers seek to evaluate the degree to which companies’ earnings are linked to commodity price changes, as well as companies’ fundamental value and prospects for growth.

The Fund may write covered call options on a portion of the stocks held in its portfolio, a strategy that seeks to generate gains from option premiums while potentially limiting the volatility of portfolio returns. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Focused Investment Risk (Natural Resources-Related Companies Risk):  Focusing on a limited number of issuers, sectors (such as the commodity sectors), industries or geographic regions increases risk and volatility.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

More Recent Return Information
1/1/16–6/30/16	12.79%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2009–06/30/2009	26.74%
Lowest 07/01/2008–09/30/2008	-37.63%

Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.63%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/15)
AllianzGI Global Natural Resources Fund | MSCI World Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
AllianzGI Global Natural Resources Fund | Custom Commodity Equity Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
AllianzGI Global Natural Resources Fund | Lipper Global Natural Resources Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(22.97%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.71%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
AllianzGI Global Natural Resources Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	980
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,179
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	689
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	980
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,294
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,179
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(24.76%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.84%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
AllianzGI Global Natural Resources Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 322
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,524
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.50%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
AllianzGI Global Natural Resources Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	347
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	601
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,329
Annual Return 2006	rr_AnnualReturn2006	17.03%
Annual Return 2007	rr_AnnualReturn2007	53.30%
Annual Return 2008	rr_AnnualReturn2008	(54.10%)
Annual Return 2009	rr_AnnualReturn2009	55.52%
Annual Return 2010	rr_AnnualReturn2010	15.16%
Annual Return 2011	rr_AnnualReturn2011	(15.28%)
Annual Return 2012	rr_AnnualReturn2012	7.69%
Annual Return 2013	rr_AnnualReturn2013	17.80%
Annual Return 2014	rr_AnnualReturn2014	(12.05%)
Annual Return 2015	rr_AnnualReturn2015	(20.07%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.07%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.45%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
AllianzGI Global Natural Resources Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.63%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
AllianzGI Global Natural Resources Fund | Institutional | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
AllianzGI Global Natural Resources Fund | P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	654
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,443
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.55%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.